TAXATION (Reconciliation between PRC Statutory CIT Rate and Company's Effective Tax Rate) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Statutory EIT rate			(25.00%)	(25.00%)	(25.00%)
Effect of tax holidays			17.70%	(13.60%)	(10745.40%)
Effect of tax-exempt for parent company incorporated in Cayman Islands			(76.70%)	37.50%	7202.00%
Effect of change in valuation allowance			(3.30%)	5.40%	739.40%
Foreign withholding tax expense	[1]		(1.60%)	0.20%	64.60%
Effect of permanent difference from US entity using cost-plus method			(2.30%)	0.40%	1221.40%
Effect of permanent difference from taxable capital gain due to business acquisition under common control					1815.30%
Other permanent book-tax differences			(14.70%)	2.70%	252.00%
Effective income tax rate			(105.90%)	7.60%	524.30%
Term of reimbursement received		5 years
Total fixed monetary reimbursements		$ 2,300
United States [Member]
Income Tax [Line Items]
Withholding Tax Rate			30.00%

[1]	According to the American Depositary Receipt (“ADR”) arrangements between the Company and Deutsche Bank Trust (“DB”) in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB's services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. Total reimbursements are recognized evenly over the contract term in other income. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.